Loans, Borrowings, Lease obligations and Other Financial Liabilities - Schedule of Fair Value Adjustments Recognized (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Fair Value Adjustments Recognized [Abstract]
Decrease of NovioGendix contingent consideration	$ (71)
Increase of Kreos derivative financial instrument (“initial drawdown fee”)
Increase of GPS contingent consideration	4,673
Decrease of Innovatus embedded derivative convertible call option	(165)
Decrease of Exact Sciences 5-Year Warrants	(1,037)
Total fair value adjustment	$ 3,400